Loss per share	12 Months Ended
Dec. 31, 2022
Loss per share
Loss per share

13.Loss per share

The following table sets forth basic and diluted net income per common share computational data (in thousands, except per share data):

	2022	2021	2020

Loss attributable to equity holders ($'000)	(470,397)	(26,121)	(322,682)
Less: allocation of loss to non-controlling interest ($'000)	(9,959)	(289)	(688)
Loss attributable to IHS common shareholders ($'000)	(460,438)	(25,832)	(321,994)

Basic weighted average shares outstanding (‘000)*	330,963	301,185	294,103
Potentially dilutive securities (‘000)*	5,083	20,323	23,246
Potentially dilutive weighted average common shares outstanding (‘000)*	336,046	321,508	317,349

Loss per share:
Basic loss per share ($)	(1.39)	(0.09)	(1.09)
Diluted loss per share ($)	(1.39)	(0.09)	(1.09)

* On October 13, 2021 all of the outstanding Class A and Class B shares of the Company were exchanged on a 500 to 1 basis for ordinary shares. The loss per share is based on the new number of shares. The comparatives have also been adjusted. Refer to note 25 for further information.

Potentially dilutive securities represent share-based compensation, but these securities are currently anti-dilutive and thus do not impact diluted loss per share.